Deposits - Schedule of Deposit Liabilities, Type (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deposits [Abstract]
Time deposits with balances > $250,000	$ 90,504	$ 100,383
Brokered deposits	502	13
Total deposits	$ 91,006	$ 100,396